Stock Options, Stock Purchase Plan and Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of each stock option award granted
Expected term (in years)	3 years 8 months 12 days	3 years 7 months 6 days
Risk-free interest rate (%)	0.60%	1.18%
Expected volatility (%)	51.00%	55.00%
Dividend yield (%)	0.00%	0.00%
Weighted average fair value/share at grant date	$ 0.73	$ 0.51